FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 43,268	$ 41,335
Financial liabilities	201,673	197,540
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,009	5,664
Financial liabilities	179	75
Level 1 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	179	75
Level 1 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	0
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	175	7
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	516	192
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	753	867
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	6,516	4,548
Level 1 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	49	50
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,932	8,520
Financial liabilities	5,162	5,167
Level 2 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	5,076	5,090
Level 2 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	86	77
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,133	2,644
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,042	2,764
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,212	912
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	742	577
Level 2 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	42
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,803	1,581
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,257	2,369
Financial liabilities	2,072	2,104
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	689	724
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	1,383	1,380
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		286
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	562	491
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,184	1,389
Level 3 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	20	68
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 89	$ 135